MAINSTAY VP FUNDS TRUST

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

(the “Portfolio”)

Supplement dated October 29, 2014 (“Supplement”)

to the Summary Prospectus and Prospectus dated May 1, 2014, as supplemented

Effective immediately, Rafi U. Zaman will no longer serve as a portfolio manager of the Portfolio. All references to Mr. Zaman as a portfolio manager of the Portfolio are hereby deleted.

Effective immediately, Erik Zipf and Lode Devlaminck will serve as co-portfolio managers of the Portfolio. Accordingly, the table under the section entitled “Management” in the Summary Prospectus and Prospectus is revised as follows:

Subadvisors	Portfolio Managers	Service Date
Dimensional Fund Advisors LP	Karen Umland, Senior Portfolio Manager and Vice President of DFA	Since 2012
	Joseph H. Chi, Senior Portfolio Manager and Vice President of DFA	Since 2012
	Jed S. Fogdall, Senior Portfolio Manager and Vice President of DFA Henry F. Gray, Head of Global Equity Trading and Vice President of DFA	Since 2012 Since 2012
DuPont Capital Management Corporation	Lode Devlaminck, Senior Portfolio Manager, Global Equity	Since October 2014
	Erik Zipf, Co-Portfolio Manager, Emerging Market Equity	Since October 2014

Additionally, effective immediately, the “Portfolio Manager Biographies” subsection of the Prospectus is hereby revised as follows:

Lode Devlaminck	Mr. Devlaminck has co-managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since October 2014. Mr. Devlaminck joined DuPont Capital in 2014 from Hermes Fund Managers in Boston, Massachusetts, where he was Senior Portfolio Manager and Sector Specialist of Global Equities. Prior to Hermes, he was a Portfolio Manager at Fortis Investments. Mr. Devlaminck joined the investment industry in 1989. Mr. Devlaminck holds a Master’s degree in Applied Economics from the University of Antwerp (Antwerp, Belgium).
Erik Zipf, CFA	Mr. Zipf has co-managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since October 2014. Mr. Zipf joined DuPont Capital in 2004 and has been in the investment industry since 1994. Mr. Zipf holds a B.S. in Economics and Finance from Albright College and an MBA from St. Joseph’s University. Mr. Zipf is a CFA® charterholder.

As disclosed in the prospectus supplement dated October 1, 2014, the Board of Trustees of MainStay VP Funds Trust approved, subject to policy holder approval, new subadvisory agreements (“New Subadvisory Agreements”) between (a) New York Life Investment Management LLC (“New York Life Investments”), the Portfolio’s investment manager, and Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”), and (b) New York Life Investments and Candriam Belgium (“Candriam”), pursuant to which Cornerstone Holdings and Candriam would replace Dimensional Fund Advisors LP and DuPont Capital Management Corporation as subadvisors to the Portfolio and each would manage a portion of the Portfolio’s assets. If approved by shareholders, it is anticipated that the New Subadvisory Agreements will go into effect on or about January 9, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

(the “Portfolio”)

Supplement dated October 29, 2014 (“Supplement”)

to the Statement of Additional Information dated May 1, 2014, as supplemented

Effective immediately, Rafi Zaman will no longer serve as a portfolio manager to the Portfolio. All references to Rafi Zaman as a portfolio manager are deleted.

Additionally, effective immediately, Lode Devlaminck and Erik Zipf will become portfolio managers of the Portfolio. Accordingly, the SAI is revised as follows:

1.	In the section entitled “Portfolio Managers” beginning on page 91, the table is hereby amended to include the following information for Mr. Devlaminck and Mr. Zipf. The number of accounts and asset information presented in columns 3 through 8 is as of September 30, 2014.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Lode Devlaminck	MainStay DFA / DuPont Capital Emerging Markets Equity Portfolio	0	1 Account $301,000,000	28 Accounts $11,674,000,000	0	0	3 Accounts $189,000,000
Erik Zipf	MainStay DFA / DuPont Capital Emerging Markets Equity Portfolio	0	1 Account $301,000,000	29 Accounts $11,836,000,000	0	0	3 Accounts $189,000,000

2.	In the section entitled “Portfolio Manager Compensation Structure” beginning on page 98, the table listing portfolio manager ownership of fund securities is hereby amended to include the following information for Lode Devlaminck and Erik Zipf, as of September 30, 2014.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Lode Devlaminck	None	$0
Erik Zipf	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.